Property, plant and equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2025 USD ($) project well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	35
Projects, value	$ 1,682
Wells, number | well	66
Wells, value	$ 1,682
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	14
Projects, value	$ 727
Wells, number | well	32
Wells, value	$ 727
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	8
Projects, value	$ 702
Wells, number | well	15
Wells, value	$ 644
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	8
Projects, value	$ 157
Wells, number | well	12
Wells, value	$ 183
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	5
Projects, value	$ 96
Wells, number | well	7
Wells, value	$ 128